Schedule of Reconciliation Investments Fair Value (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024		Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Investment at fair value
Loan to Alaska Asia Clean Energy Corp	$ 62,226	62,226		62,226
Convertible note in Asra Minerals Limited				250,000
Total	1,876,848	1,929,321		1,738,137
Opening balance	716,960	1,425,911		3,797,443
Closing fair value	589,192	716,960		1,425,911
Asra minerals limited [member]
IfrsStatementLineItems [Line Items]
Investment at fair value	383,305	511,073		1,220,024
Alaska asia clean energy corp [member]
IfrsStatementLineItems [Line Items]
Investment at fair value	205,887	205,887		205,887
Loan to Alaska Asia Clean Energy Corp	1,225,430	1,150,135	[1]		[1]
Addition				205,887
Aara minerals shares [member]
IfrsStatementLineItems [Line Items]
Addition		51,464
Movement in fair value	(127,768)	(787,443)		(2,112,330)
A X 8 [Member]
IfrsStatementLineItems [Line Items]
Addition		125,000
Disposal		(51,464)
Aara minerals asrob options [Member]
IfrsStatementLineItems [Line Items]
Movement in fair value		$ (46,508)		$ (465,089)

[1]	This loan is recorded at amortized cost not fair value